Goodwill, Intangible and Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value of goodwill by reportable segment
A summary of changes in the Company’s carrying value of goodwill by Reportable Segment is as follows:

Goodwill	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Consolidated Totals
Balance at January 1, 2013 (a)	$286,784	$706,292	$152,287	$10,642	$1,156,005
Acquisitions	1,885		17,963		19,848
Currency and other adjustments	(1,369)	(2,941)	8,048	(904)	2,834
Balance at December 31, 2013 (a)	287,300	703,351	178,298	9,738	1,178,687
Currency and other adjustments	(1,866)	(1,145)	(17,287)	(43)	(20,341)
Balance at December 31, 2014 (a)	285,434	702,206	161,011	9,695	1,158,346
Currency and other adjustments	(28)	(1,135)	(13,801)	(49)	(15,013)
Balance at December 31, 2015 (a)	$285,406	$701,071	$147,210	$9,646	$1,143,333

(a)	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).

Carrying value of intangible assets
A summary of the Company’s carrying value of intangible assets is as follows:

	Finite-lived intangible assets			Trademarks with indefinite lives	Total intangible assets
	Software	All other	Subtotal
December 31, 2015
Weighted-average amortization period	8 years	12 years	11 years
Gross	$123,863	$312,119	$435,982
Accumulated amortization	(95,008)	(228,921)	(323,929)
Net value	$28,855	$83,198	$112,053	$143,318	$255,371

December 31, 2014
Weighted-average amortization period	8 years	12 years	11 years
Gross	$126,258	$317,005	$443,263
Accumulated amortization	(88,384)	(215,518)	(303,902)
Net value	$37,874	$101,487	$139,361	$149,766	$289,127

December 31, 2013
Weighted-average amortization period	8 years	10 years	9 years
Gross	$114,404	$327,962	$442,366
Accumulated amortization	(77,018)	(202,084)	(279,102)
Net value	$37,386	$125,878	$163,264	$150,035	$313,299